As filed with the Securities and Exchange Commission on May 24, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03758

Matrix Advisors Value Fund, Inc.

10 Bank Street, Suite 590
White Plains, NY 10606

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Bank (Money Center): 4.6%
23,400	JPMorgan Chase & Co.	$2,573,298

Bank (Processing): 1.1%
6,200	State Street Corp.	618,326

Bank (Regional): 2.6%
28,500	BB&T Corp.	1,483,140

Bank (Super Regional): 4.1%
43,800	Wells Fargo & Co.	2,295,558

Beverages: 2.7%
14,000	PepsiCo, Inc.	1,528,100

Biotechnology: 3.6%
26,800	Gilead Sciences, Inc.	2,020,452

Broadcasting/Cable TV: 1.3%
14,300	CBS Corp. - Class B	734,877

Computer and Peripherals: 1.5%
5,000	Apple, Inc.	838,900

Computer Software and Services: 5.0%
27,100	Microsoft Corp.	2,473,417
12,200	Symantec Corp.	315,370
		2,788,787

Consumer Discretionary (Multi-media): 1.5%
27,900	Viacom, Inc. - Class B	866,574

Diversified Operations: 5.9%
45,499	Johnson Controls International Plc	1,603,385
13,700	United Technologies Corp.	1,723,734
		3,327,119

Drug: 3.3%
19,500	AbbVie, Inc.	1,845,675

Drug Store: 2.7%
24,200	CVS Health Corp.	1,505,482

Electrical Component: 3.9%
21,800	TE Connectivity Ltd.	2,177,820

Financial Services: 4.5%
9,800	American Express Co.	914,144
17,000	Capital One Financial Corp.	1,628,940
		2,543,084

Food Processing Retail: 1.5%
20,500	Mondelez International, Inc. - Class A	855,465

Household Products: 3.1%
22,000	The Procter & Gamble Co.	1,744,160

Insurance (Diversified): 2.9%
35,800	MetLife, Inc.	1,642,862

Insurance (Property Casualty): 3.0%
12,500	Chubb Ltd.	1,709,625

Internet Software & Services: 4.0%
2,150	Alphabet, Inc. - Class C*	2,218,348

Manufacturing - Miscellaneous: 3.8%
27,000	Eaton Corp. Plc	2,157,570

Medical Supplies: 3.5%
18,000	Zimmer Biomet Holdings, Inc.	1,962,720

Motorcycles/Motor Scooter: 1.8%
23,500	Harley-Davidson, Inc.	1,007,680

Oil & Gas Services: 3.6%
31,000	Schlumberger Ltd.	2,008,180

Oil/Gas (Domestic): 1.6%
28,500	Devon Energy Corp.	906,015

Petroleum (Integrated): 1.9%
9,500	Chevron Corp.	1,083,380

Petroleum (Producing): 5.3%
19,700	ConocoPhillips	1,168,013
27,400	Occidental Petroleum Corp.	1,779,904
		2,947,917

Precision Instruments: 3.4%
9,300	Thermo Fisher Scientific, Inc.	1,920,078

Securities Brokerage: 4.6%
24,100	Morgan Stanley	1,300,436
5,100	The Goldman Sachs Group, Inc.	1,284,486
		2,584,922

Telecommunications (Equipment): 7.6%
52,500	Cisco Systems, Inc.	2,251,725
36,400	QUALCOMM, Inc.	2,016,924
		4,268,649

TOTAL COMMON STOCKS (Cost $38,458,466)		$56,164,763

SHORT-TERM INVESTMENTS - 0.0%
25,049	Fidelity Institutional Money Market Funds - Government Portfolio - 1.49%**	25,049

TOTAL SHORT-TERM INVESTMENTS (Cost $25,049)		$25,049

TOTAL INVESTMENTS (Cost $38,483,515): 99.9%		56,189,812
Other Assets in Excess of Liabilities: 0.1%		51,536
TOTAL NET ASSETS: 100.0%		$56,241,348

* Non-Income Producing
** Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at March 31, 2018, was as follows+:

Cost of investments		$38,483,515
Gross unrealized appreciation		19,117,409
Gross unrealized depreciation		(1,411,112)
Net unrealized appreciation		$17,706,297

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2018:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$56,164,763	$-	$-	$56,164,763
Total Equity	$56,164,763	$-	$-	$56,164,763
Short-Term Investments	$25,049	$-	$-	$25,049
Total Investments in Securities	$56,189,812	$-	$-	$56,189,812

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date   May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date   May 21, 2018